Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Risk-free interest	1.26%	0.93%	1.34%
Dividend yields	0.00%	0.00%	0.00%
Volatility	84.00%	89.00%	83.00%
Expected option term	4 years	3 years 6 months	3 years
Forfeiture rate	0.00%	0.00%	0.00%